Income Taxes (Details) - Schedule of Reconciliation of Tax Provision (Benefit) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Tax Provision (Benefit) [Abstract]
Tax benefit at statutory federal rate	$ (17,419)	$ (5,618)
State tax, net of federal tax benefit	(1,946)	(1,694)
Interest expense	47	477
Increase in valuation allowance	9,189	7,908
Permanent items	12	37
Stock compensation	359	(4)
Unrealized loss FV of notes	219
General business tax credit	(1,278)	(1,098)
Loss on issuance of forward purchase contract	5,140
Loss on amendment of the subscription receivable	93
Loss on derivative valuation	4,890
Other	701	(1)
Provision for income taxes	$ 7	$ 7